INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 150
Year Two	150
Year Three	150
Year Four	150
Year Five	$ 150